Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Credit Suisse Securities (USA) LLC Credit Suisse Commercial Mortgage Securities Corp. Column Financial, Inc. Eleven Madison Avenue, 4th Floor New York, New York 10010

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Credit Suisse Securities (USA) LLC, Credit Suisse Commercial Mortgage Securities Corp. and Column Financial, Inc. (collectively, the “Company” and the “Specified Party”), relating to the proposed offering of certain classes of CSMC 2021-980M, Commercial Mortgage Pass-Through Certificates, Series 2021-980M.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Party of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 14, 2021, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Column Financial, Inc. (the “Mortgage Loan Seller”) that is secured by 1 mortgaged property (the “Mortgage Asset”).

From June 30, 2021 through July 14, 2021, representatives the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) of the Mortgage Asset set forth on the Data File, except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided,” “Identification purposes only – not applicable” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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Member of Deloitte Touche Tohmatsu

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such asset or (iii) compliance of the originator of the asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Party and is not intended to be and should not be used by anyone other than the Specified Party.

Yours truly,

/s/ Deloitte & Touche LLP

July 14, 2021

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreement, consolidated, amended and restated promissory note, or consolidated, amended and restated mortgage and security agreement (collectively, the “Loan Agreement”);

The real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Borrower rent roll, underwritten rent roll, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The final form loan pro-forma title policy ( the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

Various property offering memorandums, borrower q&a files (collectively, the “Borrower Provided Documents”);

The underwritten financial summary (the “Underwritten Financial Summary Report”); and

Servicer fee schedule and provided electronic file (the “Servicer Fee Schedule”).

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Appendix A

	Characteristic	Source Document
1	No.	Identification purposes only – not applicable
2	Property Name	None – Mortgage Loan Seller Provided
3	Street Address	Appraisal Report
4	City	Appraisal Report
5	State	Appraisal Report
6	Zip Code	Appraisal Report
7	Year Built	Appraisal Report
8	Year Renovated	Borrower Provided Documents
9	Square Footage	Rent Roll
10	Property Type	Appraisal Report
11	Ownership Interest	Title Policy
12	Original Mortgage Loan Amount ($)	Loan Agreement
13	Cut-Off Date Mortgage Loan Amount ($)	Calculation
14	Cut-Off Date Mortgage Loan Amount Per SF	Calculation
15	Maturity Date Mortgage Loan Amount ($)	Calculation
16	Interest Rate (%)	Loan Agreement
17	Master & Primary Servicing Fee Rate	Servicer Fee Schedule
18	Trustee & Paying Agent Fee	Servicer Fee Schedule
19	Operating Advisor Fee	Servicer Fee Schedule
20	CREFC Fee	Servicer Fee Schedule
21	Admin. Fee	Calculation
22	Net Mortgage Rate	Calculation
23	Amortization Type	Loan Agreement
24	Accrual Type	Loan Agreement
25	Mortgage Annual Debt Service	Calculation
26	Mortgage Monthly Debt Service	Calculation
27	I/O Period	Loan Agreement
28	Term	Calculation
29	Rem. Term	Calculation
30	Amort. Term	Loan Agreement
31	Seasoning	Calculation
32	CutOff Date	None – Mortgage Loan Seller Provided
33	Payment Date	Loan Agreement
34	Grace Period (Late Payment)	Loan Agreement
35	Grace Period (Default)	Loan Agreement
36	Note Date	Loan Agreement
37	First Payment Date	Loan Agreement
38	Maturity Date	Loan Agreement
39	Original String	Loan Agreement
40	As-Is Appraised Date	Appraisal Report
41	As-Is Appraised Value ($)	Appraisal Report

Appendix A

	Characteristic	Source Document
42	Cut-off Date LTV	Calculation
43	As-Is Appraised Value Per SF	Calculation
44	Environmental Phase I Report Date	Phase I Report
45	Phase II Performed	Phase I Report
46	Engineering Report Date	Engineering Report
47	Seismic Zone 3 or 4(Y/N)	Engineering Report
48	Seismic Report Date	Not applicable
49	PML %	Not applicable
50	Historical Occ. % 2018	Borrower Provided Documents
51	Historical Occ. % 2019	Borrower Provided Documents
52	Historical Occ. % 2020	Borrower Provided Documents
53	Historical Occ. % 6/29/2021	Underwritten Financial Summary Report
54	2018 EGI	Underwritten Financial Summary Report
55	2018 Expenses	Underwritten Financial Summary Report
56	2018 NOI	Underwritten Financial Summary Report
57	2019 EGI	Underwritten Financial Summary Report
58	2019 Expenses	Underwritten Financial Summary Report
59	2019 NOI	Underwritten Financial Summary Report
60	2020 EGI	Underwritten Financial Summary Report
61	2020 Expenses	Underwritten Financial Summary Report
62	2020 NOI	Underwritten Financial Summary Report
63	TTM May 2021 EGI	Underwritten Financial Summary Report
64	TTM May 2021 Expenses	Underwritten Financial Summary Report
65	TTM May 2021 NOI	Underwritten Financial Summary Report
66	UW EGI	Underwritten Financial Summary Report
67	UW Expenses	Underwritten Financial Summary Report
68	UW NOI	Underwritten Financial Summary Report
69	UW NOI Debt Yield	Calculation
70	UW NCF	Underwritten Financial Summary Report
71	UW NCF Debt Yield	Calculation
72	UW NCF DSCR	Calculation
73	Largest Tenant	Rent Roll
74	Largest Tenant Unit Size	Rent Roll
75	Largest Major Tenant NRA%	Calculation
76	Lease Expiration	Rent Roll
77	2nd Largest Tenant	Rent Roll
78	2nd Largest Tenant Unit Size	Rent Roll
79	2nd Largest Tenant NRA%	Calculation
80	2nd Largest Tenant Lease Expiration	Rent Roll
81	3rd Largest Tenant	Rent Roll
82	3rd Largest Tenant Unit Size	Rent Roll
83	3rd Largest Tenant NRA%	Calculation
84	3rd Largest Tenant Lease Expiration	Rent Roll

Appendix A

Calculation Procedures

With respect to Characteristic 13, we set the Cut-Off Date Mortgage Loan Amount ($) equal to the Original Mortgage Loan Amount ($).

With respect to Characteristic 14, we recomputed the Cut-Off Date Mortgage Loan Amount Per SF as the quotient of the (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) Square Footage.

With respect to Characteristic 15, we set the Maturity Date Mortgage Loan Amount ($) equal to the Original Mortgage Loan Amount ($).

With respect to Characteristic 21, we recomputed the Admin. Fee as the sum of the (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee and (iv) CREFC Fee.

With respect to Characteristic 22, we recomputed the Net Mortgage Rate by subtracting (i) the Admin. Fee from (ii) the Interest Rate (%).

With respect to Characteristic 25, we recomputed the Mortgage Annual Debt Service as the product of (i) the Cut-Off Date Mortgage Loan Amount ($), (ii) the Interest Rate (%) and (c) a fraction equal to 365/360.

With respect to Characteristic 26, we recomputed the Mortgage Monthly Debt Service as the quotient of (i) the Mortgage Annual Debt Service and (ii) twelve.

With respect to Characteristic 28, we recomputed the Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 29, we recomputed the Rem. Term by subtracting the Seasoning from the Term.

With respect to Characteristic 31, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the CutOff Date.

With respect to Characteristic 42, we recomputed the Cut-off Date LTV as the quotient of the (i) Cut-Off Date Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($).

With respect to Characteristic 43, we recomputed the As-Is Appraised Value Per SF as the quotient of the (i) As-Is Appraised Value ($) and (ii) Square Footage.

With respect to Characteristic 69, we recomputed the UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-Off Date Mortgage Loan Amount ($).

With respect to Characteristic 71, we recomputed the UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-Off Date Mortgage Loan Amount ($).

With respect to Characteristic 72, we recomputed the UW NCF DSCR as the quotient of the (i) UW NCF and (ii) Mortgage Annual Debt Service.

With respect to Characteristic 75, we recomputed the Largest Major Tenant NRA% as the quotient of the (i) Largest Tenant Unit Size and (ii) Square Footage.

Appendix A

With respect to Characteristic 79, we recomputed the 2nd Largest Tenant NRA% as the quotient of the (i) 2nd Largest Tenant Unit Size and (ii) Square Footage.

With respect to Characteristic 83, we recomputed the 3rd Largest Tenant NRA% as the quotient of the (i) 3rd Largest Tenant Unit Size and (ii) Square Footage.